Regulatory Matters - Energy Efficiency Formula Rate (Details) - Commonwealth Edison Co [Member] - ComEd 2021 Energy Efficiency Formula Rate [Domain] - USD ($) $ in Millions	Nov. 18, 2021	Jun. 01, 2021
Schedule of Energy Efficiency Formula Rate Updates [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount		$ 54
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 54
Public Utilities, Approved Return on Equity, Percentage	7.36%
2022
Schedule of Energy Efficiency Formula Rate Updates [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 55
Public Utilities, Requested Equity Capital Structure, Percentage	5.72%
Basis points for ComEd's Revenue Requirement	580
2020
Schedule of Energy Efficiency Formula Rate Updates [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ (1)
Public Utilities, Approved Return on Equity, Percentage	8.46%
Public Utilities, Approved Equity Capital Structure, Percentage	6.26%